Share-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Imaging Taiwan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance	0	31,139	355,747
Number of Shares, Vested		(31,139)	(181,448)
Number of Shares, Forfeited		0	(143,160)
Number of Shares, Balance		0	31,139	355,747
Weighted Average Grant Date Fair Value, Balance	$ 0	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Vested		0.72	0.72
Weighted Average Grant Date Fair Value, Forfeited		0	0.72
Weighted Average Grant Date Fair Value, Balance		$ 0	$ 0.72	$ 0.72
Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance	964,006	1,511,223	2,637,455
Number of Shares, Granted	597,596	1,219,791	867,771	5,522,279	2,727,278	3,488,952
Number of Shares, Vested	(1,257,803)	(1,694,872)	(1,719,273)
Number of Shares, Forfeited	(99,792)	(72,136)	(274,730)
Number of Shares, Balance	204,007	964,006	1,511,223	2,637,455
Weighted Average Grant Date Fair Value, Balance	$ 4.11	$ 2.47	$ 1.99
Weighted Average Grant Date Fair Value, Granted	7.92	9.27	10.15
Weighted Average Grant Date Fair Value, Vested	5.19	6.44	5.70
Weighted Average Grant Date Fair Value, Forfeited	2.94	2.06	1.92
Weighted Average Grant Date Fair Value, Balance	$ 9.17	$ 4.11	$ 2.47	$ 1.99